Separate Accounts (Separate Account Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Separate Account Investment [Line Items]
Separate account assets	$ 13,926,958	$ 17,922,367
Equity
Fair Value, Separate Account Investment [Line Items]
Separate account assets	7,430,452	10,668,762
Fixed Income
Fair Value, Separate Account Investment [Line Items]
Separate account assets	3,973,001	4,306,815
Other
Fair Value, Separate Account Investment [Line Items]
Separate account assets	611,170	756,382
Other invested assets
Fair Value, Separate Account Investment [Line Items]
Separate account assets	$ 1,912,335	$ 2,190,408